Operating Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Leases [Abstract]
Rent expense	$ 17.0	$ 14.7	$ 14.2